N-2	Sep. 01, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001383414
Amendment Flag	false
Securities Act File Number	814-00736
Document Type	8-K
Entity Registrant Name	PennantPark Investment Corporation
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	786
Local Phone Number	297-9500
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On September 1, 2026, PennantPark Investment Corporation (the “Company”) entered into a Note Purchase Agreement (the “Note Purchase Agreement”) governing the issuance of (i) $62,000,000 in aggregate principal amount of 8.00% Senior Unsecured Notes due September 1, 2031 (the “2031 Notes”) and (ii) $2,000,000 in aggregate principal amount of 7.25% Senior Unsecured Notes due September 30, 2029 (the “2029
Notes-2”
and, together with the 2031 Notes, the “Notes”), to qualified institutional investors (the “Investors”) in a private placement (the “Private Placement”).

Long Term Debt, Principal	$ 62,000,000
Long Term Debt, Structuring [Text Block]
On September 1, 2026, PennantPark Investment Corporation (the “Company”) entered into a Note Purchase Agreement (the “Note Purchase Agreement”) governing the issuance of (i) $62,000,000 in aggregate principal amount of 8.00% Senior Unsecured Notes due September 1, 2031 (the “2031 Notes”) and (ii) $2,000,000 in aggregate principal amount of 7.25% Senior Unsecured Notes due September 30, 2029 (the “2029
Notes-2”
and, together with the 2031 Notes, the “Notes”), to qualified institutional investors (the “Investors”) in a private placement (the “Private Placement”).
Interest on the 2031 Notes will be due semi-annually on the 1st day of March and September each year, beginning on March 1, 2027. Interest on the 2029
Notes-2
will be due semi-annually on the 30th day of March and September each year, beginning on March 30, 2027. The Company may redeem the Notes, in whole or in part, at any time at its option, as follows: (i) the 2031 Notes may be redeemed prior to September 1, 2028 at 100% of the principal amount redeemed plus a customary make-whole premium plus accrued and unpaid interest to the redemption date, and on or after September 1, 2028, at a fixed redemption price of 101% of the principal amount redeemed, plus accrued and unpaid interest to the redemption date; and (ii) the 2029
Notes-2
may be redeemed at any time at 100% of the principal amount redeemed plus a customary make-whole premium plus accrued and unpaid interest to the redemption date. In addition, if certain change of control events occur, the Company is obligated to offer to prepay the Notes at 100% of the principal amount, plus accrued and unpaid interest to, but excluding, the prepayment date, without any make-whole or other prepayment premium. The Notes are general unsecured obligations of the Company that rank pari passu
with all outstanding and future unsecured unsubordinated indebtedness issued by the Company.

Long Term Debt, Dividends and Covenants [Text Block]
The Note Purchase Agreement contains customary terms and conditions for senior unsecured notes issued in a private placement, including, without limitation, affirmative and negative covenants such as information reporting, and a minimum asset coverage ratio of 1.50 to 1.00.
The Note Purchase Agreement also contains customary events of default with customary cure and notice periods, including, without limitation, nonpayment, incorrect representation in any material respect, breach of covenant, certain judgments and orders and certain events of bankruptcy.
In connection with the Private Placement, the Company entered into (i) a Registration Rights Agreement, dated as of September 1, 2026 (the “2031 Notes Registration Rights Agreement”), with certain of the Investors, and (ii) a Registration Rights Agreement, dated as of September 1, 2026 (the “2029
Notes-2
Registration Rights Agreement” and, together with the 2031 Notes Registration Rights Agreement, the “Registration Rights Agreements”), with certain of the Investors. Pursuant to the Registration Rights Agreements, the Company is obligated to file with the Securities and Exchange Commission a registration statement with respect to an offer to exchange the Notes, in each case, for a new issue of applicable debt securities registered under the Securities Act of 1933, as amended (the “Securities Act”), with terms substantially identical to those of the Notes, in each case, (except for provisions relating to transfer restrictions and payment of additional interest) and to use its commercially reasonable efforts to consummate such exchange offer on the earliest practicable date after the registration statement has been declared effective but in no event later than 365 days after the initial issuance of the Notes. If the Company is not able to effect the exchange offer, the Company will be obligated to file a registration statement covering the resale of the Notes and use its commercially reasonable efforts to cause such registration statement to be declared effective. If the Company fails to satisfy its registration obligations by the dates specified in the Registration Rights Agreements, the interest rate on the affected Notes will increase by 0.25% per annum for the first 90 days following such failure and by an additional 0.25% per annum thereafter, up to a maximum of 0.50% per annum of additional interest, until the failure is cured.